Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41569
Entity Registrant Name	LANVIN GROUP HOLDINGS LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4F, 168 Jiujiang Road
Entity Address, Address Line Two	Carlowitz & Co, Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200001
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	125,595,914
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001922097
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1487
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP
Auditor Location	Shanghai, the People’s Republic of China
Business Contact
Document and Entity Information
Entity Address, Address Line One	4F, 168 Jiujiang Road
Entity Address, Address Line Two	Carlowitz & Co, Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200001
Entity Address, Country	CN
Contact Personnel Name	Jiyang Han
Country Region	86
City Area Code	021
Local Phone Number	6315 2156
Contact Personnel Email Address	ir@lanvin-group.com
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value $0.000001 per share
Trading Symbol	LANV
Security Exchange Name	NYSE
Warrants
Document and Entity Information
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	LANV-WT
Security Exchange Name	NYSE